BUSINESS REALIGNMENT ACTIVITIES - SCHEDULE OF BUSINESS REALIGNMENT ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Business realignment costs	$ 69,359,000	$ 93,902,000	$ 110,797,000
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Business realignment costs	5,147,000	58,106,000	8,801,000
Selling, marketing and administrative
Restructuring Cost and Reserve [Line Items]
Business realignment costs	16,449,000	16,939,000	17,368,000
Business realignment charges
Restructuring Cost and Reserve [Line Items]
Business realignment costs	47,763,000	18,857,000	84,628,000
Other Income (Expense), Net
Restructuring Cost and Reserve [Line Items]
Business realignment costs	0	0	0
Operation optimization program
Restructuring Cost and Reserve [Line Items]
Business realignment costs	13,525,000
Mauna Loa Macadamia Nut Corporation
Restructuring Cost and Reserve [Line Items]
Business realignment costs	0	0	2,667,000
Severance | Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Business realignment costs	32,554,000	0	0
Severance | Operation optimization program
Restructuring Cost and Reserve [Line Items]
Business realignment costs	13,828,000	17,872,000	0
Severance | 2015 productivity initiative
Restructuring Cost and Reserve [Line Items]
Business realignment costs	0	0	81,290,000
Severance | Other international restructuring programs
Restructuring Cost and Reserve [Line Items]
Business realignment costs	0	0	6,651,000
Accelerated depreciation and amortization | Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Business realignment costs	6,873,000	0	0
Accelerated depreciation and amortization | Operation optimization program
Restructuring Cost and Reserve [Line Items]
Business realignment costs	0	48,590,000	0
Accelerated depreciation and amortization | Other international restructuring programs
Restructuring Cost and Reserve [Line Items]
Business realignment costs	0	0	5,904,000
Other program costs | Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Business realignment costs	16,407,000	0	0
Other program costs | Operation optimization program
Restructuring Cost and Reserve [Line Items]
Business realignment costs	(303,000)	21,831,000	0
Other program costs | 2015 productivity initiative
Restructuring Cost and Reserve [Line Items]
Business realignment costs	0	5,609,000	14,285,000
Pension settlement charge | 2015 productivity initiative
Restructuring Cost and Reserve [Line Items]
Business realignment costs	$ 0	$ 0	$ 0